Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 48 in the Fund's Prospectus and under “Buying and Selling Shares” on page 76 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus. Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74.03% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.03%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities worldwide. The Fund normally invests at least 25% of its assets in fixed income securities and at least 25% of its assets in equity securities. The Fund seeks income by investing in a combination of corporate, agency and government bonds and other debt securities (including inflation-indexed securities) of any maturity issued in numerous countries, including developing markets countries, as well as stocks that offer or could offer attractive dividend yields. The Fund may invest in high-yield bonds. These bonds are rated below investment grade and are sometimes referred to as “junk bonds.” The Fund seeks capital appreciation by investing in equity securities of companies from a variety of industries located anywhere in the world, including developing markets, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors. The equity securities in which the Fund invests are primarily common stock. The Fund’s investment manager searches for undervalued or out-of-favor debt and equity securities and equity securities that offer or may offer current income. In addition, under normal market conditions, at least 40% of the Fund's net assets are invested in non-U.S. investments and in at least three different countries. The Fund regularly uses various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but may also use currency and currency index futures contracts and currency options. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under these instruments. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The Fund may also enter into various other transactions involving derivatives from time to time, including interest rate and bond futures contracts (including those on government securities) and swap agreements (which may include interest rate and credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks, and may be used for hedging or investment purposes. When choosing fixed income investments for the Fund, the investment manager performs an independent analysis of the securities being considered for the Fund’s portfolio, rather than relying principally on their ratings assigned by rating agencies. In its analysis of corporate debt securities, the investment manager considers a variety of factors, including the experience and managerial strength of the company; responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; the company’s changing financial condition and market recognition of the change; and a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects. With respect to sovereign debt securities, the investment manager considers market, political and economic conditions and evaluates interest and currency exchange rate changes and credit risks. When choosing equity investments for the Fund, the investment manager applies a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price of the company's securities. The investment manager uses various valuation tools to allocate assets between global equity and global fixed income investments. The investment manager also analyzes global economic trends to identify global macro trends (for example, regions with strong economic growth), and evaluates market inefficiencies to identify investment opportunities stemming from market mispricings. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity. The Fund may also use a variety of equity-related derivatives, which may include equity futures and equity index futures, for various purposes including enhancing Fund returns, increasing liquidity and gaining exposure to particular markets in more efficient or less expensive ways.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities worldwide.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance. Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund. Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries. Currency Management Strategies Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns. Regional Focus Because the Fund may invest at least a significant portion of its assets in companies in a specific region, including Europe, the Fund is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. Current uncertainty concerning the economic consequences of the January 31, 2020 departure of the United Kingdom from the European Union (EU) may increase market volatility. Developing Market Countries The Fund’s investments in securities of issuers in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. Sovereign Debt Securities Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity. Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, fixed rate securities with longer maturities or durations are more sensitive to interest rate changes. High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value. Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when dividend income from investments in stocks decline, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. The successful use of derivatives will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all. Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be volatile. Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Value Style Investing A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect. Inflation-Indexed Securities Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security decreases when real interest rates increase, and increases when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. LIBOR Transition The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans. It is currently anticipated that LIBOR will be discontinued by the end of 2021 and will cease to be published after that time. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund’s portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had. Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund's secondary index, Bloomberg Barclays Multiverse Index, in the table below shows how the Fund's performance compares to a group of securities that aligns with the fixed income portion of the Fund's portfolio. The Fund's custom index in the table below is an equally weighted combination of the Bloomberg Barclays Multiverse Index and the MSCI All Country World Index. Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns1	[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(figures reflect sales charges) For the periods ended December 31, 2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	No one index is representative of the Fund's portfolio. The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A in the average annual total returns table would be lower. The figures in the average annual total returns table above reflect the Class A1 maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A1 in the average annual total returns table would be lower. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.32%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3],[4],[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.23%	[3],[4],[5]
1 year	rr_ExpenseExampleYear01	$ 668
3 years	rr_ExpenseExampleYear03	937
5 years	rr_ExpenseExampleYear05	1,226
10 years	rr_ExpenseExampleYear10	$ 2,048
2011	rr_AnnualReturn2011	(5.56%)
2012	rr_AnnualReturn2012	18.01%
2013	rr_AnnualReturn2013	17.37%
2014	rr_AnnualReturn2014	(0.67%)
2015	rr_AnnualReturn2015	(2.58%)
2016	rr_AnnualReturn2016	5.64%
2017	rr_AnnualReturn2017	12.18%
2018	rr_AnnualReturn2018	(9.44%)
2019	rr_AnnualReturn2019	6.96%
2020	rr_AnnualReturn2020	1.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of March 31, 2021, the Fund's year-to-date return was 3.02%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.18%)
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | Class A1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.32%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3],[4],[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.23%	[3],[4],[5]
1 year	rr_ExpenseExampleYear01	$ 496
3 years	rr_ExpenseExampleYear03	769
5 years	rr_ExpenseExampleYear05	1,064
10 years	rr_ExpenseExampleYear10	$ 1,901
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.07%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3],[4],[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.98%	[3],[4],[5]
1 year	rr_ExpenseExampleYear01	$ 301
3 years	rr_ExpenseExampleYear03	640
5 years	rr_ExpenseExampleYear05	1,106
10 years	rr_ExpenseExampleYear10	2,397
1 Year	rr_ExpenseExampleNoRedemptionYear01	201
3 Years	rr_ExpenseExampleNoRedemptionYear03	640
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,106
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,397
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.72%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3],[4],[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.63%	[3],[4],[5]
1 year	rr_ExpenseExampleYear01	$ 266
3 years	rr_ExpenseExampleYear03	533
5 years	rr_ExpenseExampleYear05	926
10 years	rr_ExpenseExampleYear10	2,026
1 Year	rr_ExpenseExampleNoRedemptionYear01	166
3 Years	rr_ExpenseExampleNoRedemptionYear03	533
5 Years	rr_ExpenseExampleNoRedemptionYear05	926
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,026
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[6]
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.57%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3],[4],[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.48%	[3],[4],[5]
1 year	rr_ExpenseExampleYear01	$ 151
3 years	rr_ExpenseExampleYear03	487
5 years	rr_ExpenseExampleYear05	847
10 years	rr_ExpenseExampleYear10	$ 1,863
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.01%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3],[4],[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.87%	[3],[4],[5]
1 year	rr_ExpenseExampleYear01	$ 89
3 years	rr_ExpenseExampleYear03	308
5 years	rr_ExpenseExampleYear05	545
10 years	rr_ExpenseExampleYear10	$ 1,226
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.07%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3],[4],[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.98%	[3],[4],[5]
1 year	rr_ExpenseExampleYear01	$ 100
3 years	rr_ExpenseExampleYear03	331
5 years	rr_ExpenseExampleYear05	582
10 years	rr_ExpenseExampleYear10	$ 1,300
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(4.24%)
Past 5 years	rr_AverageAnnualReturnYear05	1.95%
Past 10 years	rr_AverageAnnualReturnYear10	3.39%
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | Return Before Taxes | Class A1
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(2.28%)
Past 5 years	rr_AverageAnnualReturnYear05	2.30%
Past 10 years	rr_AverageAnnualReturnYear10	3.58%
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(0.31%)
Past 5 years	rr_AverageAnnualReturnYear05	2.34%
Past 10 years	rr_AverageAnnualReturnYear10	3.20%
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | Return Before Taxes | Class C1
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	0.02%
Past 5 years	rr_AverageAnnualReturnYear05	2.65%
Past 10 years	rr_AverageAnnualReturnYear10	3.54%
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | Return Before Taxes | Class R
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	1.68%
Past 5 years	rr_AverageAnnualReturnYear05	2.92%
Past 10 years	rr_AverageAnnualReturnYear10	3.72%
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | Return Before Taxes | Class R6
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	1.87%
Past 5 years	rr_AverageAnnualReturnYear05	3.47%
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%	[7]
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | Return Before Taxes | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	1.75%
Past 5 years	rr_AverageAnnualReturnYear05	3.35%
Past 10 years	rr_AverageAnnualReturnYear10	4.23%
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(4.94%)
Past 5 years	rr_AverageAnnualReturnYear05	1.14%
Past 10 years	rr_AverageAnnualReturnYear10	2.19%
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(2.44%)
Past 5 years	rr_AverageAnnualReturnYear05	1.33%
Past 10 years	rr_AverageAnnualReturnYear10	2.30%
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	16.25%	[8]
Past 5 years	rr_AverageAnnualReturnYear05	12.25%	[8]
Past 10 years	rr_AverageAnnualReturnYear10	9.13%	[8]
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	16.82%
Past 5 years	rr_AverageAnnualReturnYear05	12.85%
Past 10 years	rr_AverageAnnualReturnYear10	9.71%
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	9.02%
Past 5 years	rr_AverageAnnualReturnYear05	4.99%
Past 10 years	rr_AverageAnnualReturnYear10	2.98%
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	13.23%	[8]
Past 5 years	rr_AverageAnnualReturnYear05	8.83%	[8]
Past 10 years	rr_AverageAnnualReturnYear10	6.23%	[8]
Templeton Global Balanced Fund-31 | Templeton Global Balanced Fund | Blended 50% MSCI All Country World Index + 50% Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	13.52%
Past 5 years	rr_AverageAnnualReturnYear05	9.12%
Past 10 years	rr_AverageAnnualReturnYear10	6.52%

[1]

1. The performance of Class A shares shown in the bar chart prior to their inception in 2011, is based upon the performance of Class A1 shares (formerly, Class A shares), which are no longer available to new investors.

[2]

1. There is a 1% contingent deferred sales charge (CDSC) that applies to investments of $1 million or more for Class A shares (see "Investments of $1 Million or More" under "Choosing a Share Class") and $500,000 or more for Class A1 shares (see "Investments of $500,000 or More for Class A1 shares" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

[3]

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[4]

3. The transfer agent has contractually agreed to limit its fees on Class R6 shares to 0.03% until April 30, 2022. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

[5]

4. The investment manager has contractually agreed to waive or assume certain fees and expenses so that total annual Fund operating expenses (excluding acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund other than Class R6 do not exceed 0.95% until at least April 30, 2022. In addition, the investment manager has contractually agreed in advance to reduce its fee as a result of the Fund's investment in Franklin Templeton affiliated funds (acquired fund) for at least one year following the date of this prospectus. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

[6]

1. Class R distribution and service (12b-1) fees have been restated to reflect the maximum annual rate set by the board of trustees. Consequently, the total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

[7]	2. Since inception May 1, 2013.
[8]

3. The MSCI All Country World Index-NR is replacing the MSCI All Country World Index as the Fund's benchmark because the investment manager believes the MSCI All Country World Index-NR provides a more consistent basis for comparison relative to the Fund's peers.